INCOME TAX EXPENSE - RECONCILIATION BETWEEN ACTUAL INCOME TAX EXPENSE AND THE EXPECTED INCOME TAX EXPENSE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation between actual income tax expense and the expected income tax expense at applicable statutory tax rates
Earnings before income tax	¥ 109,169	¥ 48,615	¥ 90,161
Expected PRC income tax expense at a statutory tax rate of 25%	27,292	12,154	22,540
Tax effect of non-deductible expenses	5,948	3,281	2,402
Tax effect of non-taxable income	(8,096)	(8,330)	(4,458)
Tax effect of preferential tax rate (i)	(2,766)	(1,011)	(2,003)
Effect of income taxes at foreign operations	(222)	(730)	(312)
Tax effect of utilization of previously unrecognized tax losses and temporary differences	(701)	(65)	(335)
Tax effect of tax losses not recognized	1,391	1,087	498
Write-down of deferred tax assets	934	75	189
Adjustment of prior years	(462)	(117)	(467)
Actual income tax expense	¥ 23,318	¥ 6,344	¥ 18,054
Preferential income tax rate applicable to western regions	15.00%
PRC
Reconciliation between actual income tax expense and the expected income tax expense at applicable statutory tax rates
Statutory income tax rate	25.00%	25.00%	25.00%
Preferential income tax rate applicable to western regions	15.00%